UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer

411 East Wisconsin Avenue, Suite 2100

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2026

Date of reporting period: 09/30/2025

Item 1. Report to Stockholders.

(a)

Nicholas Equity Income Fund, Inc. NSEIX

Semi-Annual Shareholder Report

September 30, 2025

This semi-annual shareholder report contains important information about Nicholas Equity Income Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Nicholas Equity Income Fund	$37	0.70%
Key Fund Statistics
As of September 30, 2025
Net Assets	$468,509,131
Number of Portfolio Holdings	63
Portfolio Turnover Rate	23.28%
Top Ten Equity Holdings
As of September 30, 2025
Name	Percentage of Net Assets
Microsoft Corporation	3.76%
Broadcom Inc.	2.86%
Analog Devices, Inc.	2.78%
Chevron Corporation	2.64%
JPMorgan Chase & Co.	2.63%
Abbott Laboratories	2.54%
TJX Companies Inc	2.54%
CMS Energy Corporation	2.52%
Oracle Corporation	2.35%
Charles Schwab Corp	2.33%
Total of top ten	26.95%
Sector Diversification (As a Percentage of Total Investments)
As of September 30, 2025
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

(b) Not applicable.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements and financial highlights for open-end management investment companies under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION
September 30, 2025

NICHOLAS EQUITY INCOME FUND, INC.

CONSISTENCY *in a* WORLD *of* CHANGE

WWW.NICHOLASFUNDS.COM

Financial Highlights (NSEIX) For a share outstanding throughout each period

	Six Months Ended 09/30/2025		Years Ended March 31,
	(unaudited)		2025	2024	2023	2022	2021
NET ASSET VALUE, BEGINNING OF PERIOD	$21.68		$21.94	$19.84	$21.57	$21.75	$15.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (1)	.20		.41	.44	.40	.36	.36
Net gain (loss) on securities (realized and unrealized)	1.80		.20	2.54	(1.35)	2.02	7.23
Total from investment operations	2.00		.61	2.98	(.95)	2.38	7.59

LESS DISTRIBUTIONS
From net investment income	(.21)		(.41)	(.45)	(.38)	(.36)	(.29)
From net capital gain	(.75)		(.46)	(.43)	(.40)	(2.20)	(.69)
Total distributions	(.96)		(.87)	(.88)	(.78)	(2.56)	(.98)

NET ASSET VALUE, END OF PERIOD	$22.72		$21.68	$21.94	$19.84	$21.57	$21.75

TOTAL RETURN	9.71	%(2)	2.88%	15.68%	(4.31)%	11.23%	51.18%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$468.5		$449.8	$473.7	$442.0	$487.4	$459.6
Ratio of expenses to average net assets	.70	%(3)	.70%	.70%	.70%	.70%	.72%
Ratio of net investment income to average net assets	1.85	%(3)	1.88%	2.22%	2.00%	1.65%	1.92%
Portfolio turnover rate	23.28	%(3)	28.42%	11.98%	18.75%	18.11%	33.58%

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Schedule of Investments September 30, 2025 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.14%
	Communication Services - Media & Entertainment — 1.37%
204,234	Comcast Corporation Class A	$6,417,032

	Consumer Discretionary - Consumer Discretionary Distribution & Retail — 5.47%
20,300	Home Depot, Inc.	8,225,357
82,220	TJX Companies Inc	11,884,079
97,372	Tractor Supply Company	5,537,546
		25,646,982
	Consumer Discretionary - Consumer Durables & Apparel — 1.38%
92,507	NIKE, Inc.	6,450,513

	Consumer Staples - Food, Beverage & Tobacco — 2.73%
99,242	Coca-Cola Company	6,581,729
99,729	Mondelez International, Inc. Class A	6,230,071
		12,811,800
	Consumer Staples - Household & Personal Products — 3.26%
46,550	Procter & Gamble Company	7,152,407
137,325	Unilever PLC Sponsored ADR	8,140,626
		15,293,033
	Energy - Energy — 5.31%
79,795	Chevron Corporation	12,391,366
70,843	ConocoPhillips	6,701,039
119,100	Enterprise Products Partners L.P.	3,724,257
32,480	Williams Companies, Inc.	2,057,608
		24,874,270
	Financials - Banks — 6.93%
39,040	JPMorgan Chase & Co.	12,314,387
52,800	PNC Financial Services Group, Inc.	10,609,104
197,405	U.S. Bancorp	9,540,584
		32,464,075

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) September 30, 2025 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.14% (continued)
	Financials - Financial Services — 10.60%
8,444	BlackRock, Inc.	$9,844,606
41,510	Blackstone Inc.	7,091,983
114,155	Charles Schwab Corp	10,898,378
50,522	Cohen & Steers, Inc.	3,314,748
24,310	Jefferies Financial Group Inc.	1,590,360
94,685	Nasdaq, Inc.	8,374,888
49,500	Raymond James Financial, Inc.	8,543,700
		49,658,663
	Financials - Insurance — 1.53%
25,350	Chubb Limited	7,155,037

	Health Care - Health Care Equipment & Services — 4.79%
88,763	Abbott Laboratories	11,888,916
50,935	Medtronic Plc	4,851,049
16,490	UnitedHealth Group Incorporated	5,693,997
		22,433,962
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 9.35%
38,619	AbbVie, Inc.	8,941,843
120,155	AstraZeneca PLC Sponsored ADR	9,218,292
49,460	Johnson & Johnson	9,170,873
54,297	Merck & Co., Inc.	4,557,147
90,630	Novo Nordisk A/S	5,029,059
145,885	Sanofi Sponsored ADR	6,885,772
		43,802,986
	Industrials - Capital Goods — 11.43%
97,931	A. O. Smith Corporation	7,189,115
38,845	IDEX Corporation	6,322,412
23,595	Illinois Tool Works Inc.	6,152,632
15,447	L3Harris Technologies Inc	4,717,668
31,340	Lincoln Electric Holdings, Inc.	7,390,912
15,620	Nordson Corporation	3,544,959
40,460	Owens Corning	5,723,472
19,584	Rockwell Automation, Inc.	6,845,196
13,975	Watsco, Inc.	5,650,093
		53,536,459

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) September 30, 2025 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.14% (continued)
	Industrials - Commercial & Professional Services — 1.23%
57,721	Booz Allen Hamilton Holding Corporation	$5,769,214

	Industrials - Transportation — 1.93%
38,307	Union Pacific Corporation	9,054,626

	Information Technology - Semiconductors & Semiconductor Equipment — 8.91%
52,930	Analog Devices, Inc.	13,004,901
40,562	Broadcom Inc.	13,381,809
148,457	Microchip Technology Incorporated	9,533,909
31,655	Texas Instruments Incorporated	5,815,973
		41,736,592
	Information Technology - Software & Services — 7.53%
23,571	International Business Machines Corporation	6,650,793
33,972	Microsoft Corporation	17,595,797
39,147	Oracle Corporation	11,009,702
		35,256,292
	Information Technology - Technology Hardware & Equipment — 1.30%
89,095	Cisco Systems, Inc.	6,095,880

	Materials - Materials — 2.70%
23,829	Air Products and Chemicals, Inc.	6,498,645
79,085	DuPont de Nemours, Inc.	6,160,722
		12,659,367
	Real Estate - Equity Real Estate Investment Trusts (REITs) — 4.23%
58,282	Alexandria Real Estate Equities, Inc.	4,857,222
33,905	American Tower Corporation	6,520,610
10,750	Equinix, Inc.	8,419,830
		19,797,662

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) September 30, 2025 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.14% (continued)
	Utilities - Utilities — 5.16%
161,410	CMS Energy Corporation	$11,824,897
103,610	NextEra Energy, Inc.	7,821,519
39,650	WEC Energy Group Inc	4,543,494
		24,189,910

	TOTAL COMMON STOCKS (cost $299,474,017)	455,104,355

SHORT-TERM INVESTMENTS -- 2.92%
	Money Market Deposit Account — 0.36%
$1,678,505	U.S. Bank Money Market, 3.95%	1,678,505

	Money Market Fund — 1.28%
6,000,000	First American Government Obligations Fund - X Class, 7-day net yield, 4.069%	6,000,000

	U.S. Government Security — 1.28%
6,000,000	U.S. Treasury Bill 10/16/2025, 4.117%	5,989,865

	TOTAL SHORT-TERM INVESTMENTS (cost $13,668,580)	13,668,370
	TOTAL INVESTMENTS (cost $313,142,597) — 100.06%	468,772,725
	LIABILITIES, NET OF OTHER ASSETS — (0.06)%	(263,594)
	TOTAL NET ASSETS (basis of percentages disclosed above) — 100%	$468,509,131

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities September 30, 2025 (unaudited)

ASSETS
Investments in securities at value (cost $313,142,597)	$468,772,725
Receivables
Dividend and interest	612,752
Capital stock subscription	12,711
Total receivables	625,463
Other	9,765
Total assets	469,407,953

LIABILITIES
Payables
Investment securities purchased	466,581
Due to adviser
Management fee	235,181
Accounting and administration fee	6,355
Total due to adviser	241,536
Capital stock redemption	143,759
Other payable and accrued expense	46,946
Total liabilities	898,822
Total net assets	$468,509,131

NET ASSETS CONSIST OF
Paid in capital	$301,399,390
Accumulated distributable earnings	167,109,741
Total net assets	$468,509,131

NET ASSET VALUE PER SHARE ($.0001 par value, 250,000,000 shares authorized), offering price and redemption price (20,621,929 shares outstanding)	$22.72

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations For the six months ended September 30, 2025 (unaudited)

INCOME
Dividend (net of foreign taxes of $60,971)	$5,436,862
Interest	331,810
Total income	5,768,672

EXPENSES
Management fee	1,381,271
Administration services	37,296
Transfer agent fees	36,379
Accounting and pricing services	26,086
Audit and tax fees	24,382
Registration fees	21,864
Directors’ fees	11,565
Custodian fees	11,231
Insurance	9,258
Legal fees	7,773
Printing	7,031
Postage and mailing	2,960
Other operating expenses	8,426
Total expenses	1,585,522
Net investment income	4,183,150

NET REALIZED GAIN ON INVESTMENTS	13,184,002

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	24,390,869
Net realized and unrealized gain (loss) on investments	37,574,871
Net increase (decrease) in net assets resulting from operations	$41,758,021

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets For the six months ended September 30, 2025 (unaudited) and the year ended March 31,2025

	Six Months Ended 9/30/2025 (unaudited)	Year Ended 3/31/2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,183,150	$8,820,009
Net realized gain on investments	13,184,002	18,248,575
Change in net unrealized appreciation/depreciation on investments	24,390,869	(13,519,052)
Net increase (decrease) in net assets resulting from operations	41,758,021	13,549,532

DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment operations	(19,926,146)	(18,680,087)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued (167,244 and 470,978 shares, respectively)	3,629,059	10,254,929
Reinvestment of distributions (424,830 and 597,603 shares, respectively)	8,771,834	12,824,318
Cost of shares redeemed (720,166 and 1,912,855 shares, respectively)	(15,565,806)	(41,826,656)
Change in net assets derived from capital share transactions	(3,164,913)	(18,747,409)
Total increase (decrease) in net assets	18,666,962	(23,877,964)

NET ASSETS
Beginning of period	449,842,169	473,720,133
End of period	$468,509,131	$449,842,169

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements September 30, 2025 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Financial Statements and Other Information on Form N-CSR for the year ended March 31, 2025.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1)	Summary of Significant Accounting Policies —

Nicholas Equity Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to produce reasonable income with moderate long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a)

Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily closing net asset value. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Short-term investments are valued using evaluated bid prices. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. The Board of Directors has delegated fair value responsibilities to Nicholas Company, Inc., the Fund’s adviser. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the period. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurement” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in

Notes to Financial Statements (continued) September 30, 2025 (unaudited)

pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 –
Common Stocks(1)	$455,104,355
Money Market Deposit Account	1,678,505
Money Market Fund	6,000,000
Level 2 –
U.S. Government Security	5,989,865
Level 3 –
None	—
Total	$468,772,725

(1)	See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the period.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

Notes to Financial Statements (continued) September 30, 2025 (unaudited)

(c)

Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d)

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least quarterly. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended September 30, 2025 and the year ended March 31, 2025 was as follows:

	09/30/2025	03/31/2025
Distributions paid from:
Ordinary income	$4,403,136	$8,737,323
Long-term capital gain	15,523,010	9,942,764
Total distributions paid	$19,926,146	$18,680,087

The following information for the Fund is presented on an income tax basis as of March 31, 2025.

Investment cost for federal tax purposes	$317,156,000

Unrealized appreciation	$143,146,235
Unrealized depreciation	(10,671,776)
Net unrealized appreciation	$132,474,459

The differences between U.S. GAAP financial statement and tax-basis cost is attributable primarily to the Fund’s holdings in partnership interests.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of September 30, 2025. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the

Notes to Financial Statements (continued) September 30, 2025 (unaudited)

period ended September 30, 2025. At September 30, 2025, the fiscal years 2022 through 2025 remain open to examination in the Fund’s major tax jurisdictions.

(f)

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services - Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)

In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of September 30, 2025. On February 10, 2025, the Board of Directors approved a change in the fiscal year end after the completion of the March 31, 2025 year end for the Fund from March 31st to October 31st. Other than this event, there have been no material subsequent events since September 30, 2025 that would require adjustment to or additional disclosure in these financial statements.

(2)	Related Parties —

(a)	Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.70% of the average net asset value up to and including $50 million and 0.60% of the average net asset value in excess of $50 million.

The Adviser may be paid for accounting and administration services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

Notes to Financial Statements (continued) September 30, 2025 (unaudited)

(b)	Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $4,285 for the period ended September 30, 2025 for legal services rendered by this law firm.

(3)	Investment Transactions —

For the period ended September 30, 2025, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $51,064,047 and $70,038,841, respectively.

(4)	Operating Segments —

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Approval of Investment Advisory Contract (unaudited)

In May 2025, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through May 2026. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. For the annual period ended March 31, 2025, the management fee was 0.61% and the Fund’s total expense ratio (including the management fee) was 0.70%. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group (i) the Fund’s expense ratio, which was low compared to the overall peer group; (ii) the Fund’s performance on a short-term and long-term basis; (iii) the Fund’s management fee; (iv) the range and quality of the services offered by the Adviser. The peer group fund data included mid-, large- and small-cap blend and value focused funds with similar asset sizes and a prospectus objective of equity income. In terms of the peer group data used for performance comparisons, the Fund was ranked 17th, 18th, 19th and 16th out of 23 funds for the one-, three-, five- and ten-year periods ended March 31, 2025. The Fund had the third lowest expense ratio among its peer group. The Board also reviewed the twelve-month yield and Fund’s risk/return profile as measured by standard deviation and the Fund’s Morningstar rankings.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board concluded that the nature, extent, and quality of the services to be provided were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds. The Board reviewed the actual relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated strong long-term performance relative to benchmarks and its peers. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees relative to comparable funds.

The Board considered the cost of services provided by the Adviser. The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser’s management in general terms. The Board expressed the opinion that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund’s performance, management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided to the Fund by the Adviser.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Nicholas Funds Services Offered (unaudited)

●	IRAs

●	Traditional	●	SEP
●	Roth	●	SIMPLE

●	Coverdell Education Savings Accounts

●	Automatic Investment Plan

●	Direct Deposit of Dividend and Capital Gain Distributions

●	Systematic Withdrawal Plan

●	Monthly Automatic Exchange between Funds

●	Telephone Purchase and Redemption

●	Telephone Exchange

●	24-hour Automated Account Information (800-544-6547)

●	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds.

Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

PAUL J. KNYCH, Vice President

Investment Adviser

NICHOLAS COMPANY, INC.

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or 800-544-6547

Distributor

QUASAR DISTRIBUTORS, LLC

Portland, Maine

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST & FRIEDRICH LLP

Milwaukee, Wisconsin

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectus contain this and other important information about the investment company, and they may be obtained by calling 1-800-544-6547 or visiting www.nicholasfunds.com. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is disclosed in the Statement of Operations included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2).

Applicable only to annual reports.

(a)(2) Not applicable to this filing.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(4) Not applicable to this filing.

(a)(5) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	November 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	November 25, 2025

By:	/s/ Jennifer R. Kloehn
Name:	Jennifer R. Kloehn
Title:	Principal Financial Officer

Date:	November 25, 2025